Liabilities from acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Liabilities from acquisitions
Schedule of liabilities from acquisitions
	Liabilities from business combinations
	2021	2020
Investment acquisition – Total Voice (a)	1,301	13,112
Investment acquisition – Sirena (b)	35,970	80,625
Reimbursements to former shareholders	-	11
Investment acquisition – D1 (c)	164,000	-
Investment acquisition – Sensedata (d)	35,018	-
	236,289	93,748
Current	176,069	53,520
Non-current	60,220	40,228

(a)

Refers to the compensation payable related to the acquisition of Total Voice,. of which a portion was paid in 2021 and the last installment in the amount of R$ 1,301 will be paid in 2022. On December 31, 2021, a provision was recorded in the amount of R$ 1,301 (R$ 13,112 as at December 31, 2020), reflecting the best estimate of the Company of the additional payment to former shareholders that became company’ employees.

(b)	Refers to the additional deferred payments to be made in 2022 related to the acquisition of Sirena, as mentioned on the note 1.c. adjusted by the exchange variation.
(c)	Refers to the compensation payable related to the acquisition of D1. On December 31, 2021, a provision was recorded in the amount of R$ 164,000.The amount of R$ 124,000 will be paid in the first quarter of 2022 and the balance R$40,000 will be paid in the March 2023.
(d)	Refers to the compensation payable related to the acquisition of Sensedata. On December 31, 2021, a provision was recorded in the amount of R$ 35,018. The amount of R$ 14,449 will be paid in 2022 and the amount of R$ 21,577 will be paid in 2023.